Project debt, Movements of project debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total Project Debt [Abstract]
Beginning balance		$ 5,475,208	$ 5,330,467
Increases		393,007	356,734
Decreases		(620,767)	(551,691)
Debt refinancing IFRS 9 impact	$ (36,600)
Changes in the scope of the consolidated financial statements		81,362
Currency translation differences		(162,455)	339,698
Reclassifications		0	0
Ending balance		5,091,114	5,475,208
IFRS 9 Adjustment [Member]
Total Project Debt [Abstract]
First time application of IFRS 9		(39,599)
Debt refinancing IFRS 9 impact		(36,642)
Project Debt - Long-term [member]
Total Project Debt [Abstract]
Beginning balance		5,228,917	4,629,184
Increases		105,466	52,027
Decreases		(98,450)	(42,560)
Changes in the scope of the consolidated financial statements		79,016
Currency translation differences		(150,019)	316,646
Reclassifications		(262,030)	273,620
Ending balance		4,826,659	5,228,917
Project Debt - Long-term [member] | IFRS 9 Adjustment [Member]
Total Project Debt [Abstract]
First time application of IFRS 9		(39,599)
Debt refinancing IFRS 9 impact		(36,642)
Project Debt - Short-term [Member]
Total Project Debt [Abstract]
Beginning balance		246,291	701,283
Increases		288,541	304,707
Decreases		(522,317)	(509,131)
Changes in the scope of the consolidated financial statements		2,346
Currency translation differences		(12,436)	23,052
Reclassifications		262,030	(273,620)
Ending balance		264,455	$ 246,291
Project Debt - Short-term [Member] | IFRS 9 Adjustment [Member]
Total Project Debt [Abstract]
First time application of IFRS 9		0
Debt refinancing IFRS 9 impact		$ 0